LOSS BEFORE INCOME TAX	6 Months Ended
Jun. 30, 2025
Loss Before Income Tax
LOSS BEFORE INCOME TAX

4.	LOSS BEFORE INCOME TAX

The Group’s loss before income tax is arrived at after (crediting)/charging:

	Six months ended June 30,
	2024	2025	2025
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income	(42)	(1)	—

Depreciation:
- Property, plant and equipment	2	2	—
- Right-of-use assets	356	—	—
Expense relating to short-term leases	97	83	12
Fair value gain on financial instruments:
- Derivative financial liabilities	(3,862)	(1,875)	(261)
Finance costs	30	9	1